Fair Value Measurements - Summary Of Assets And Liabilities Required To Be Carried At Fair Value On A Recurring Basis (Detail) - Fair Value, Recurring [Member] - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Equity securities with a readily determinable fair value [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset			$ 0.5
Equity securities with a readily determinable fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset			0.5
Forward exchange contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	$ 0.0	$ 2.9	3.5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	(2.1)	(0.1)	(2.8)
Forward exchange contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0.0	2.9	3.5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	(2.1)	(0.1)	(2.8)
Interest rate swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	34.2	41.1	120.1
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability			28.6
Interest rate swaps [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	$ 34.2	$ 41.1	120.1
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability			$ 28.6